Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Turkey ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.9%
Aselsan Elektronik Sanayi Ve Ticaret AS	4,669,296	$10,320,832

Airlines — 3.7%
Pegasus Hava Tasimaciligi AS(a)(b)	381,884	2,792,517
Turk Hava Yollari AO(a)(b)	4,660,369	6,791,934

		9,584,451

Automobiles — 4.1%
Ford Otomotiv Sanayi AS	608,004	8,379,025
Tofas Turk Otomobil Fabrikasi AS	682,687	2,487,338

		10,866,363

Banks — 20.9%
Akbank T.A.S.(a)	22,548,633	17,353,417
Turkiye Garanti Bankasi AS(a)	16,696,515	18,676,788
Turkiye Halk Bankasi AS(a)	3,350,511	2,291,570
Turkiye Is Bankasi AS, Class C(a)	9,344,254	7,776,675
Yapi ve Kredi Bankasi AS(a)	24,060,185	8,796,974

		54,895,424

Beverages — 3.8%
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,879,561	5,031,546
Coca-Cola Icecek AS(a)	682,744	4,892,173

		9,923,719

Capital Markets — 0.3%
Is Yatirim Menkul Degerler AS	509,470	840,188

Chemicals — 3.7%
Gubre Fabrikalari TAS(a)	49,188	325,101
Petkim Petrokimya Holding AS(a)(b)	11,155,524	5,975,473
Sasa Polyester Sanayi AS(a)	1,654,071	3,448,867

		9,749,441

Construction & Engineering — 1.3%
Tekfen Holding AS(b)	1,872,486	3,482,971

Construction Materials — 0.8%
Nuh Cimento Sanayi AS	207,864	1,067,189
Oyak Cimento Fabrikalari AS(a)	918,918	945,673

		2,012,862

Diversified Financial Services — 3.7%
Haci Omer Sabanci Holding AS	6,618,221	8,156,176
Turkiye Sinai Kalkinma Bankasi AS(a)(b)	5,455,413	1,597,098

		9,753,274

Electric Utilities — 1.3%
Enerjisa Enerji AS(c)	2,500,370	3,452,203

Entertainment — 0.3%
Fenerbahce Futbol AS(a)	188,112	795,038

Equity Real Estate Investment Trusts (REITs) — 1.7%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	16,274,842	4,494,060

Food & Staples Retailing — 13.9%
BIM Birlesik Magazalar AS	3,294,557	29,482,437
Migros Ticaret AS(a)(b)	719,176	3,878,020
Sok Marketler Ticaret AS(a)(b)	1,921,103	3,084,669

		36,445,126

Food Products — 1.6%
Ulker Biskuvi Sanayi AS(a)	1,447,300	4,107,521

Gas Utilities — 0.3%
Aygaz AS(b)	515,973	804,739

Security	Shares	Value

Health Care Providers & Services — 1.8%
MLP Saglik Hizmetleri AS(a)(c)	992,023	$2,680,989
Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,335,068	2,140,273

		4,821,262

Household Durables — 0.9%
Vestel Elektronik Sanayi ve Ticaret AS(a)	883,375	2,258,620

Industrial Conglomerates — 9.2%
Bera Holding AS(a)	1,071,909	1,819,803
Dogan Sirketler Grubu Holding AS	10,480,190	3,215,501
Enka Insaat ve Sanayi AS	1	1
KOC Holding AS	5,492,327	12,385,778
Turkiye Sise ve Cam Fabrikalari AS	7,873,934	6,844,930

		24,266,013

Insurance — 0.3%
Anadolu Anonim Turk Sigorta Sirketi	902,491	828,392

Machinery — 1.0%
Otokar Otomotiv Ve Savunma Sanayi AS	59,032	1,638,384
Turk Traktor ve Ziraat Makineleri AS	53,313	933,731

		2,572,115

Metals & Mining — 8.9%
Eregli Demir ve Celik Fabrikalari TAS	7,776,581	10,935,779
Izmir Demir Celik Sanayi AS(a)	357,058	943,056
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	7,337,496	4,596,341
Koza Altin Isletmeleri AS(a)(b)	374,764	3,566,899
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	1,982,912	3,211,799

		23,253,874

Oil, Gas & Consumable Fuels — 4.0%
Turkiye Petrol Rafinerileri AS(a)(b)	903,113	10,500,576

Textiles, Apparel & Luxury Goods — 1.9%
Aksa Akrilik Kimya Sanayii AS	1,827,112	2,496,958
Mavi Giyim Sanayi Ve Ticaret AS, Class B(a)(c)	407,980	2,399,192

		4,896,150

Transportation Infrastructure — 1.6%
TAV Havalimanlari Holding AS	1,671,237	4,057,246

Wireless Telecommunication Services — 4.2%
Turkcell Iletisim Hizmetleri AS	5,856,921	11,081,521

Total Common Stocks — 99.1% (Cost: $362,912,411)		260,063,981

Short-Term Investments

Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(d)(e)(f)	16,504,758	16,514,661
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)	491,000	491,000

		17,005,661

Total Short-Term Investments — 6.5% (Cost: $17,000,031)		17,005,661

Total Investments in Securities — 105.6% (Cost: $379,912,442)		277,069,642

Other Assets, Less Liabilities — (5.6)%		(14,608,296)

Net Assets — 100.0%		$262,461,346

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Turkey ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,057,193	$1,463,055	(a)	$—	$(1,085)	$(4,502)	$16,514,661	16,504,758	$300,156	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	401,000	90,000	(a)	—	—	—	491,000	491,000	69		—

					$(1,085)	$(4,502)	$17,005,661		$300,225		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	15	12/18/20	$902	$41,568

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Turkey ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$260,063,981	$—	$—	$260,063,981
Money Market Funds	17,005,661	—	—	17,005,661

	$277,069,642	$—	$—	$277,069,642

Derivative financial instruments(a)
Assets
Futures Contracts	$41,568	$—	$—	$41,568

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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